Stock-based Compensation	9 Months Ended
Feb. 29, 2024
Stock-based Compensation [Abstract]
Stock-based Compensation

NOTE 13. Stock-based Compensation

In August 2022, the Company established a Stock Option Plan, superseded by the 2023 Equity Incentive Plan (the “Option Plan”), under which the Company’s Board of Directors may, from time-to-time, in its discretion, grant stock options to directors, officers, consultants and employees of the Company.

During the nine months ended February 29, 2024, the Company granted nil stock options (February 28, 2023 – 585,230). Stock options outstanding vest in equal tranches over a period of three years. The Company estimated the fair value of the stock options on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

February 29, 2024
Stock price	$0.30
Risk-free interest rate	2.8%
Term (years)	5
Volatility	85%
Forfeiture rate	0%
Dividend yield	0%

A summary of stock option activity for the Company is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
Outstanding stock options May 31, 2023	585,230	$0.76	7.2
Exercised	-	-	-
Expired	-	-	-
Outstanding stock options February 29, 2024	585,230	$0.76	6.4
Exercisable as of February 29, 2024	195,077	$0.76	17.0

During the three and nine months ended February 29, 2024, the Company recorded stock-based compensation expenses of $10 and $56 (February 28, 2023 - $16 and $45), respectively. There were no changes to the terms and conditions of the stock options in connection with the Business Combination.